Net Income (Loss) Per Share - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended
	May 22, 2013	Sep. 30, 2013 Vote
Common Class A
Earnings Per Share [Line Items]
Stock Issued During Period, Shares, New Issues	6,230,000
Shares Sold in Public Offering, Existing Shares, Number of Shares Sold	3,200,000
Votes per share entitled to share holder		1
Common Class B
Earnings Per Share [Line Items]
Shares Sold in Public Offering, Existing Shares, Number of Shares Sold	2,000,000
Votes per share entitled to share holder		10
Series A Preferred Stock
Earnings Per Share [Line Items]
Per annum dividend rate (in used per share)		$ 0.0282
Series B Preferred Stock
Earnings Per Share [Line Items]
Per annum dividend rate (in used per share)		$ 0.1374